The Prudential Insurance Company of America          Thomas C. Castano
                                                     Assistant General Counsel
                                                     Law Department

                                                     The Prudential Insurance Company of America
                                                     213 Washington Street
                                                     Newark, NJ 07102-2992
                                                     (973) 802-4708 fax: (973) 802-9560

                                                     May 3, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                           Re:      The Prudential Variable Contract Real Property Account
                                    (Registration No. 33-20083-01)

Ladies and Gentlemen:

Pursuant to subparagraph  (j) of Rule 497 under the Securities Act of 1933, the Registrant  hereby  certifies:  (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus  contained in  Post-Effective  Amendment
No.  17 and (ii)  that the text of  Post-Effective  Amendment  No.  17 was  filed  electronically  on April  14,  2004  (Accession  No.
0000846581-04-000003).

                                            By:      /s/__________________________________
                                                     Thomas C. Castano
                                                     Assistant General Counsel
                                                     The Prudential Insurance Company of America

via EDGAR